Shareholder Fees (Invesco V.I. Mid Cap Core Equity Fund, Series II shares, Invesco V.I. Mid Cap Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Mid Cap Core Equity Fund | Series II shares, Invesco V.I. Mid Cap Core Equity Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)